Schedule of accrued expenses (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands		Mar. 31, 2024	Mar. 31, 2023
Product warranties		$ 332	$ 317
Maintenance		145	430
Employee-related accruals		3,269	3,392
Bonus and incentives		3,952	3,344
Lease liabilities		$ 859	$ 688
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other liabilities	Accrued expenses and other liabilities
Accrued commissions		$ 4,338	$ 3,675
Loss contingency	[1]		474
Value added tax payables		886	1,239
Post-acquisition support and hardware payable	[1]	1,617	2,265
Other accruals		4,712	5,662
Total current		20,110	21,486
Lease liabilities		$ 2,852	$ 2,966
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Total non-current	Total non-current
Other liabilities		$ 484	$ 402
Total non-current		$ 3,336	$ 3,368

[1]	Relates to the acquisition of Trimble’s FSM business, including the remaining purchase consideration that has been agreed.